UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: This Amendment :
[ ] is a restatement [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Gavea Investimentos Ltda
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Address:   Rua Dias Ferreira, 190 - 7th floor
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           Rio de Janeiro, RJ 22431-050
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           Brazil
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Form 13F File Number: 028-
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joao Batista da Silveira
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Title:     Chief Operating Officer
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Phone:     (55 21) 3526-9150
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Signature, Place, and Date of Signing:
/s/ Joao Batista da Silveira,  Rio de Janeiro - RJ /Brazil,  02/17/2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        5
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Form 13F Information Table Value Total:        $16,958
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                                                (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                            FORM 13F INFORMATION TABLE


         COLUMN 1           COLUMN 2       COLUMN 3  COLUMN 4    COLUMN 5    COLUMN 6            COLUMN 7  COLUMN8

                                                       VALUE     SHRS OR     SH/ PUT/ INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS CUSIP     (x$1000)    PRN AMT     PRN CALL DISCRETION  MANAGERS    SOLE    SHARED NONE
--------------------------- -------------- --------- ----------- ----------- -------- ----------- -------- ---------- ------ ----
COSAN LTD                   SHS A          G25343107   653         188,601     SH        SOLE               188,601      0     0


ISHARES MSCI EMERG MKT	    MSCI EMERG MKT 464287234	7,978	  319,500      SH        SOLE                319,500     0     0


AMERICA MOVIL SAB DE CV	    SPON ADR L SHS 02364W105	4,968	  160,306      SH        SOLE                160,306     0     0


GOOGLE INC	            CL A	   38259P508	1,929  	   6,270       SH        SOLE                  6,270     0     0


NET SERVICOS DE COMUNICACAO SPONSD ADR NEW 64109T201	1,430	   245,726     SH        SOLE                 245,726    0     0

